UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: September 30, 2012





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management Co. LLC

20 Winthrop Square

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: Chairman

       Longfellow Investment Management Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, November 13, 2012





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    82

Form 13F information Table Value Total:    $309039

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Realty Capital Trust, COM              02917l101     7819   666000 SH       SOLE                   666000
Amerigroup Corporation         COM              03073t102     7470    81700 SH       SOLE                    81700
Ariba Inc                      COM NEW          04033v203    10138   226300 SH       SOLE                   226300
Beacon Federal Bancorp, Inc.   COM              073582108     6090   296200 SH       SOLE                   296200
Blackrock Credit Alloc III     COM SHS          09249v103     3500   289000 SH       SOLE                   289000
Brightpoint, Inc.              COM NEW          109473405    10538  1174800 SH       SOLE                  1174800
CH Energy Group, Inc.          COM              12541m102     3700    56745 SH       SOLE                    56745
China Kanghui Holdings, Inc. - SPONSORED ADR    16890V100     5463   180000 SH       SOLE                   180000
Citizens Republic Bancorp, Inc COM              174420307     6811   352000 SH       SOLE                   352000
Collective Brands Inc          COM              19421w100     4976   229200 SH       SOLE                   229200
Comcast Corporation-Special CL CL A SPL         20030n200     4430   127271 SH       SOLE                   127271
Cooper Industries PLC          SHS              G24140108    11334   151000 SH       SOLE                   151000
Coventry Health Care, Inc.     COM              222862104    11052   265100 SH       SOLE                   265100
Dollar Thrifty Automotive Grou COM              256743105     9028   103850 SH       SOLE                   103850
Eaton Vance Senior Income Trus SH BEN INT       27826s103     3724   490044 SH       SOLE                   490044
Exelis Inc.                    COM              30162a108      651    62950 SH       SOLE                    62950
FSI Intl Inc.                  COM              302633102     7934  1282792 SH       SOLE                  1282792
Fidelity Bancorp, Inc.         COM              315831107     2982   140000 SH       SOLE                   140000
First California Financial Gro COM NEW          319395109     3543   509000 SH       SOLE                   509000
Genon Energy, Inc.             COM              37244e107     7447  2943600 SH       SOLE                  2943600
ITT Corporation                COM NEW          450911201      634    31475 SH       SOLE                    31475
Kenexa Corporation             COM              488879107    10665   232700 SH       SOLE                   232700
Kraft Foods Inc.               CL A             50075N104    10077   243700 SH       SOLE                   243700
LML Payment Systems Inc.       COM              50208p109     4420  1300000 SH       SOLE                  1300000
Lowe's Companies, Inc.         COM              548661107     4748   157000 SH       SOLE                   157000
Medicis Pharmaceutical Corpora CL A NEW         584690309     8702   201100 SH       SOLE                   201100
Nexen Inc.                     COM              65334H102     6687   263900 SH       SOLE                   263900
PLX Technology, Inc.           COM              693417107     6176  1074095 SH       SOLE                  1074095
Pacific Capital Bancorp        COM NEW          69404p200     8381   182591 SH       SOLE                   182591
Par Pharmaceutical Cos Inc     COM              69888p106     3329    66600 SH       SOLE                    66600
Peet's Coffee & Tea, Inc.      COM              705560100     3667    50000 SH       SOLE                    50000
Physicians Formula Holdings, I COM              719427106     3165   650000 SH       SOLE                   650000
Presidential Life Corporation  COM              740884101     7438   533977 SH       SOLE                   533977
Ramtron International Corp     COM NEW          751907304     4891  1587872 SH       SOLE                  1587872
Robbins & Myers, Inc.          COM              770196103    10490   176000 SH       SOLE                   176000
Sanofi CVR                     RIGHT 12/31/20   80105n113     3864  2299709 SH       SOLE                  2299709
Seabright Holdings, Inc.       COM              811656107     7425   675000 SH       SOLE                   675000
Sealy Corporation              COM              812139301     4968  2278925 SH       SOLE                  2278925
Sun Healthcare Group, Inc.     COM              86677e100     6912   817000 SH       SOLE                   817000
Sunoco Inc                     COM              86764p109     8924   190558 SH       SOLE                   190558
Sunrise Senior Living, Inc.    COM              86768k106     7442   521500 SH       SOLE                   521500
The Shaw Group Inc.            COM              820280105     7708   176700 SH       SOLE                   176700
US Home Systems, Inc.          COM              90335c100     4374   350759 SH       SOLE                   350759
Xylem Inc.                     COM              98419m100     1584    63000 SH       SOLE                    63000
AES CORP	               COM	        00130H105	11     1000 SH       SOLE                   			  1000
ALERIAN MLP ETF	               ALERIAN MLP	00162Q866      955    57690 SH	     SOLE			   		 57690
AGRIUM INC	               COM		8916108	       381     3600 SH	     SOLE		   			  3600
ALPHA NATURAL RESOURCES INC    COM		02076X102        7     1000 SH	     SOLE		  			  1000
ALTRIA GROUP INC	       COM		02209S103     1240    37112 SH	     SOLE		     			 37112
BARRICK GOLD CORP	       COM		67901108       402     9630 SH	     SOLE				      	  9630
CIT GROUP INC EQUITY	       COM NEW		125581801      102     2604 SH	     SOLE				      	  2604
CENTRAL GOLDTRUST	       TR UNIT		153546106     5759    84555 SH	     SOLE			     		 84555
CHEVRON CORP		       COM		166764100      385     3300 SH	     SOLE		    		  	  3300
CONOCOPHILLIPS		       COM		20825C104      526     9200 SH	     SOLE	   		      		  9200
ETFS PLATINUM TRUST	       SH BEN INT	26922V101      660     4039 SH	     SOLE			      		  4039
ETFS SILVER TRUST	       SILVER SHS	26922X107     6509   190251 SH	     SOLE		  	  		190251
ETFS GOLD TRUST	               SHS		26922Y105     5850    33370 SH	     SOLE	   		   	     	 33370
ETFS PALLADIUM TRUST	       SH BEN INT	26923A106      577     9189 SH	     SOLE				      	  9189
FREEPORT-MCMORAN COPPER	       COM		35671D857      121     3050 SH	     SOLE			      		  3050
GOLD FIELDS LTD-SPONS ADR      SPONSORED ADR	38059T106      832    64700 SH	     SOLE	 	  	   		 64700
GOLDCORP INC	               COM		380956409     1084    23670 SH	     SOLE		 	    		 23670
HALLIBURTON CO	               COM		406216101      141     4175 SH	     SOLE			      		  4175
HECLA MINING CO	               COM		422704106       10     1500 SH	     SOLE					  1500
ISHARES S&P S/T NATL AMT       S&P SH NTL AMTFR	464288158      508     4750 SH	     SOLE			      		  4750
ISHARES SILVER TRUST	       ISHARES		46428Q109      454    13550 SH	     SOLE	 		     		 13550
KINROSS GOLD CORP	       COM NO PAR	496902404       51     4975 SH	     SOLE		  	     	 	  4975
MARKET VECTORS GOLD MINERS     GOLD MINER ETF	57060U100     4604    85750 SH	     SOLE					 85750
MARKET VECTORS JR GOLD MINER   JR GOLD MINERS E	57060U589       75     3040 SH	     SOLE			      		  3040
MERCK & CO INC	               COM		58933Y105       41      905 SH	     SOLE			       		   905
MOSAIC CO (THE)	               COM		61945C103      242     4200 SH	     SOLE		  	    		  4200
NEWMONT MINING CORP	       COM		651639106      546     9750 SH	     SOLE				      	  9750
PFIZER INC	               COM		717081103      192     7715 SH	     SOLE			      		  7715
PHILIP MORRIS INTERNATIONAL    COM		718172109       87      975 SH	     SOLE		  	     		   975
POTASH CORP OF SASKATCHEWAN    COM		73755L107       93     2150 SH	     SOLE					  2150
PROSPECT CAPITAL CORPORATION   COM		74348T102       81     7040 SH	     SOLE					  7040
ROYAL DUTCH SHELL ADR	       SPON ADR B	780259107      492     6885 SH	     SOLE		  		    	  6885
ROYAL DUTCH SHELL PLC-ADR A    SPON ADR A	780259206       30      458 SH	     SOLE				       	   458
SILVER WHEATON CORP	       COM		828336107      289     7300 SH	     SOLE		 		      	  7300
TECK RESOURCES LTD-CLS B       CL B		878742204      238     8100 SH	     SOLE			      		  8100
WILLIAMS COS INC	       COM		969457100       79     2250 SH	     SOLE		 		     	  2250
WPX ENERGY INC	               COM		98212B103       11      749 SH	     SOLE		      		   	   749
XCEL ENERGY INC	               COM		98389B100       73     2625 SH	     SOLE				      	  2625